Equity (Accumulated other comprehensive income, net of tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ 2	$ 0
Foreign currency translation adjustment	(5)	(4)
Actuarial gain (loss) related to pensions and other postretirement benefits	7	8
AOCI attributable to equity method investments	4	0
Total AOCI, net of tax	$ 8	$ 4